Share-based Payments - Summary of Share Options Under the Gold Fields Limited 2005 Share Plan (Detail) - Gold Fields Limited 2005 Share Plan [Member]	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Average Instrument Price [member]
Movement during the year:
Outstanding at beginning of the year | $	$ 7.39	$ 6.03	$ 7.89
Forfeited | $	7.75	5.27	7.34
Outstanding at end of the year (vested) | $	$ 9.42	$ 7.39	$ 6.03
Share Appreciation Rights [Member]
Disclosure of movements in share options [Line Items]
Outstanding at beginning of the year | shares	530,611	1,025,178	1,818,261
Movement during the year:
Forfeited | shares	(519,090)	(494,567)	(793,083)
Outstanding at end of the year | shares	11,521	530,611	1,025,178